UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Accommodation and Food Services - 1.3%
3,256	Darden Restaurants, Inc.	$354,936
1,660	Vail Resorts, Inc.	398,118
		753,054
	Administrative and Support and Waste Management and Remediation Services - 1.6%
278	Booking Holdings, Inc. (a)	570,937
1,407	FleetCor Technologies, Inc. (a)	404,822
		975,759
	Arts, Entertainment, and Recreation - 0.9%
8,163	Las Vegas Sands Corporation	563,574
	Consumer, Non-cyclical - 0.8%
4,432	Alexion Pharmaceuticals, Inc. (a)	479,321
	Finance and Insurance - 8.2%
2,411	Anthem, Inc.	728,194
3,325	Cboe Global Markets, Inc.	399,000
9,891	Centene Corporation (a)	621,847
4,841	Intercontinental Exchange, Inc.	448,035
3,962	Nasdaq, Inc.	424,330
4,519	UnitedHealth Group, Inc.	1,328,496
5,024	Visa, Inc. - Class A	944,010
		4,893,912
	Health Care and Social Assistance - 2.0%
2,366	Laboratory Corporation of America Holdings (a)	400,256
3,694	Quest Diagnostics, Inc.	394,482
2,603	Universal Health Services, Inc. - Class B	373,427
		1,168,165
	Information - 9.4%
7,971	Activision Blizzard, Inc.	473,637
36,075	AT&T, Inc.	1,409,811
4,031	Citrix Systems, Inc.	447,038
13,502	Microsoft Corporation	2,129,265
14,321	Oracle Corporation	758,727
1,886	Palo Alto Networks, Inc. (a)	436,137
		5,654,615

	Management of Companies and Enterprises - 1.0%
2,891	Accenture plc - Class A	608,758
	Manufacturing - 48.5% ⧫
3,416	3M Company	602,651
12,758	AbbVie, Inc.	1,129,593
4,275	AMETEK, Inc.	426,389
3,604	Amgen, Inc.	868,816
3,878	Analog Devices, Inc.	460,862
10,945	Apple, Inc.	3,213,999
1,637	Arista Networks, Inc. (a)	332,966
2,426	Biogen, Inc. (a)	719,867
2,504	Broadcom, Inc.	791,314
3,265	Celanese Corporation	401,987
17,716	Cisco Systems, Inc.	849,659
2,652	Cummins, Inc.	474,602
5,463	Eastman Chemical Corporation	432,997
5,552	Eaton Corporation plc	525,885
4,944	Fortinet, Inc. (a)	527,822
5,911	Fortive Corporation	451,541
2,678	General Dynamics Corporation	472,265
3,449	Honeywell International, Inc.	610,473
2,880	Illinois Tool Works, Inc.	517,334
16,251	Intel Corporation	972,622
5,557	International Business Machines Corporation	744,860
9,380	Johnson & Johnson	1,368,261
2,572	KLA Corporation	458,253
1,906	Lam Research Corporation	557,314
3,306	Lear Corporation	453,583
4,982	LyondellBasell Industries NV - Class A	470,699
5,620	Medtronic plc	637,589
7,461	NetApp, Inc.	464,447
1,278	Northrop Grumman Corporation	439,594
6,086	PACCAR, Inc.	481,403
3,656	Packaging Corporation of America	409,436
2,349	Parker-Hannifin Corporation	483,471
9,017	Philip Morris International, Inc.	767,257
3,517	PPG Industries, Inc.	469,484
4,274	PVH Corporation	449,411
5,117	Qorvo, Inc. (a)	594,749
2,438	Raytheon Company	535,726
1,565	Regeneron Pharmaceuticals, Inc. (a)	587,626
2,419	Rockwell Automation, Inc.	490,259
4,995	Skyworks Solutions, Inc.	603,796
2,832	Stanley Black & Decker, Inc.	469,376
4,273	Texas Instruments, Inc.	548,183
9,582	Trimble, Inc. (a)	399,474
5,133	Tyson Foods, Inc. - Class A	467,308
4,153	Xilinx, Inc.	406,039
1,843	Zebra Technologies Corporation (a)	470,776
		29,012,018

		Other Services (except Public Administration) - 0.8%
2,042		Moody’s Corporation	484,791
		Professional, Scientific, and Technical Services - 5.6%
7,162		Cognizant Technology Solutions Corporation - Class A	444,187
2,672		F5 Networks, Inc. (a)	373,145
5,807		Facebook, Inc. - Class A (a)	1,191,887
5,385		Omnicom Group, Inc.	436,293
4,938		Paychex, Inc.	420,026
3,174		VMware, Inc. - Class A (a)	481,781
			3,347,319
		Real Estate and Rental and Leasing - 0.9%
3,291		United Rentals, Inc. (a)	548,840
		Retail Trade - 7.9%
381		AutoZone, Inc. (a)	453,889
3,408		Home Depot, Inc.	744,239
16,586		Kroger Company	480,828
4,813		Lowe’s Companies, Inc.	576,405
4,356		Target Corporation	558,483
8,414		TJX Companies, Inc.	513,759
8,077		Walmart, Inc.	959,871
1,324		WW Grainger, Inc.	448,200
			4,735,674
		Transportation and Warehousing - 5.3%
4,522		CH Robinson Worldwide, Inc.	353,620
6,870		CSX Corporation	497,113
3,040		Expedia Group, Inc.	328,746
5,153		Expeditors International of Washington, Inc.	402,037
2,492		Norfolk Southern Corporation	483,772
8,571		Southwest Airlines Company	462,662
3,659		Union Pacific Corporation	661,511
			3,189,461
		Wholesale Trade - 5.7%
2,349		Advance Auto Parts, Inc.	376,216
3,950		Genuine Parts Company	419,609
5,964		Henry Schein, Inc. (a)	397,918
1,801		Huntington Ingalls Industries, Inc.	451,835
3,453		McKesson Corporation	477,619
5,378		Sysco Corporation	460,034
4,547		TE Connectivity, Ltd.	435,784
4,218		Tractor Supply Company	394,130
			3,413,145
		TOTAL COMMON STOCKS (Cost $52,542,742)	59,828,406

		SHORT-TERM INVESTMENTS - 1.0%
589,729		First American Government Obligations Fund - Class X, 1.51% *	589,729
		TOTAL SHORT-TERM INVESTMENTS (Cost $589,729)	589,729
		TOTAL INVESTMENTS - 100.9% (Cost $53,132,471)	60,418,135
		Liabilities in Excess of Other Assets - (0.9)%	(542,928)
		NET ASSETS - 100.0%	$59,875,207

	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of December 31, 2019.
	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,828,406	$-	$-	$59,828,406
Short-Term Investments	589,729	-	-	589,729
Total Investments in Securities	$60,418,135	$-	$-	$60,418,135
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date        2/18/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date        2/18/20

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        2/18/20

Print the name and title of each signing officer under his or her signature.